GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013

Goodwill, beginning of the year	$55,127	$47,190
Additions in respect of acquisitions	-	4,894
Impairment of Goodwill (see note 2g and 1k)	(528)	-
Foreign currency translation adjustments	(5,658)	3,043

Goodwill, end of year	$48,941	$55,127

Schedule of Good will Reporting Unit [Table Text Block]
The carrying value of goodwill by reporting unit as of 31 December 2014 is as follows:

Reporting unit	2014

Cellocator	$2,534
RSA	15,418
SVR (*)	26,962
CAR 2 GO	-
Pointer brazil	4,027
$48,941

(*) SVR in Israel

The carrying value of goodwill by reporting unit as of 31 December 2013 is as follows:

Reporting unit	2013

Cellocator	$2,534
RSA&SVR	47,480
CAR 2 GO	545
Pointer brazil	4,568

$55,127

Schedule of Material Assumptions [Table Text Block]	The material assumptions used for the income approach for 2014 were:
	Celocator	RSA	SVR	Pointer brazil

discount rate	16	14	14	23
growth rate	3	3	3	7.5
Years of projected cash flows	5	5	5	5